Earnings per share (EPS)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings per share (EPS)
3.	Earnings per share (EPS)

	Three Months Ended September 30, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$7,970,000	119,990,196	$0.07
Effect of dilutive securities:
Restricted stock	—	1,684,395	—

Diluted EPS	$7,970,000	121,674,591	$0.07

	Nine Months Ended September 30, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$16,843,000	119,443,260	$0.14
Effect of dilutive securities:
Restricted stock	—	2,250,521	—

Diluted EPS	$16,843,000	121,693,781	$0.14

	Three Months Ended September 30, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$10,936,000	118,109,214	$0.09
Effect of dilutive securities:
Restricted stock	—	1,091,805	—

Diluted EPS	$10,936,000	119,201,019	$0.09

	Nine Months Ended September 30, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$57,411,000	117,458,365	$0.49
Effect of dilutive securities:
Restricted stock	—	1,351,830	(0.01)

Diluted EPS	$57,411,000	118,810,195	$0.48

Note 10 — Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS)

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$37,313,000	117,721,135	$0.32
Effect of dilutive securities:
Stock options and restricted stock		1,372,455	$(0.01)

Diluted EPS	$37,313,000	119,093,590	$0.31

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$(50,451,000)	116,081,590	$(0.43)
Effect of dilutive securities:
Stock options and restricted stock		—	$—

Diluted EPS:	$(50,451,000)	116,081,590	$(0.43)

	For the Year Ended December 31, 2010
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS	$(14,461,000)	114,258,965	$(0.13)
Effect of dilutive securities:
Stock options and restricted stock		—	$—

Diluted EPS:	$(14,461,000)	114,258,965	$(0.13)

For the year ended December 31, 2012, weighted-average shares outstanding used in our computation of diluted EPS includes the dilutive effect of potential common shares. For the years ended December 31, 2011, and 2010, all potential common shares have been excluded from the calculation of weighted-average shares outstanding used in our computation of diluted EPS as the company incurred a loss for each year, and therefore, inclusion of potential common shares in the calculation of diluted EPS would be anti-dilutive.